Carnival Corporation & Plc Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Nov. 30, 2013	Nov. 30, 2012
Common Stock
Common stock, par value (USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,960	1,960
Common stock, shares issued	651	649
Treasury stock, shares	59	55
Ordinary Shares
Common stock, par value (USD per share)	$ 1.66	$ 1.66
Common stock, shares issued	216	215
Treasury stock, shares	32	33